Cash and Cash Equivalents, As well As Restricted, Cash in Bank Accounts Jurisdictions of Major Financial Institutions (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents and Restricted cash	$ 35,094	$ 38,783
Taiwan
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents and Restricted cash	34,884	38,289
Hong Kong
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents and Restricted cash	$ 210	$ 494